PROVISIONS (CURRENT AND NON-CURRENT) (Tables)	12 Months Ended
Jun. 30, 2019
PROVISIONS (CURRENT AND NON-CURRENT)
Schedule of current and non-current provisions

	2019	2018
	A$	A$
Current provisions
Annual leave	152,352	145,449
Long service leave	243,740	268,544
Make good *	91,590	91,590
Total current provisions	487,682	505,583
Non-current provisions
Long service leave	809	3,390
Make good *	—	—
Total non-current provisions	809	3,390
Total provisions	488,491	508,973

*   Make good provision

Schedule of reconciliation of provision

	Consolidated
	2019	2018
	A$	A$
Reconciliation of annual leave provision
Balance at the beginning of the financial year	145,499	239,821
Add: obligation accrued during the year	91,106	155,967
Less: utilized during the year	(84,253)	(250,289)
Balance at the end of the financial year	152,352	145,499
Reconciliation of long service leave provision
Balance at the beginning of the financial year	271,933	299,739
(Less)/ Add: obligation accrued during the year	10,226	(27,806)
Less: utilized during the year	(37,610)	—
Balance at the end of the financial year	244,549	271,933